Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [PolicyText Block]
Principal of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries, USCNHK, LishuiTantech, Tantech Bamboo and its wholly owned subsidiaries, Tantech Charcoal, Tantech Energy, Tantech Babiku and Tanbo Tech (collectively, the “Company”). All significant inter-company balances and transactions are eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; allowances pertaining to the allowance for doubtful accounts and advances to related parties and suppliers; the valuation of inventories; and the realizability of deferred tax assets.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, accounts payable, customer deposits, accrued expenses, short term bank loans and bank acceptance notes payable approximates their recorded values due to their short-term maturities.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances are in bank accounts in PRC and Hong Kong and are not insured by the Federal Deposit Insurance Corporation or other programs.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash represents required cash deposits as a part of collateral for bank acceptance notes payable and letters of credit. The Company is required to maintain 19% of the balance of the bank acceptance notes payable in restricted cash to ensure future credit availability. The Company earns interest at a variable rate per month on this restricted cash.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, trade accounts receivable and advances to suppliers. All of the Company’s cash is maintained with banks within the People’s Republic of China and Hong Kong of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Inventory, Policy [Policy Text Block]
Inventory

The Company values its inventories at the lower of cost, determined on a weighted average basis, or market. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Advances To Suppliers [Policy Text Block]
Advances to Suppliers

In order to ensure a steady supply of raw materials, the Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Company.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment and Construction in Progress

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5-10 years
Transportation equipment	4 years
Office equipment	4 - 5 years
Electronic equipment	3 years

Repairs and maintenance costs are normally charged to earnings in the year in which they are incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Construction in progress includes direct costs of construction or acquisition of equipment, interest expense associated with the loans used for the construction and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until it is completed and ready for its intended use.

Customer Deposits [Policy Text Block]	Customer Deposits Customer deposits represent amounts received from customers in advance of shipments relating to the sales of the Company’s products.

Lease, Policy [Policy Text Block]
Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Seasonality [Policy Text Block]
Seasonality

The Company’s sales have seasonality, with low sales volume in January and February, and high sales volume in November and December. The sales between March and September do not follow any seasonal pattern. The seasonality is mainly due to China’s biggest sales season of the year, the Spring Festival, which usually falls between January and February. Before the Spring Festival, supermarkets usually increase their purchases to prepare for the holiday sale. The Company’s main customers are supermarkets and chain stores, who increase purchases from the Company in November and December in preparation for the annual sale.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenues under FAS Codification Topic 605 (“ASC 605”). Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria, as related to the Company’s revenue, are considered to have been met as follows:

Upon sales of products, the delivery of goods either occurs when (a) goods leave the Company’s warehouse or production facilities or (b) goods are delivered and accepted by customer, usually at a location outside the Company. For sales under free on board (“FOB”) warehouse or production facilities term, the Company recognizes revenue when product leaves the Company’s warehouse or production facility. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company. For sales under FOB destination term, the Company recognizes revenue when product is delivered and accepted by customer. Product delivery is evidenced by signed receipt document upon delivery. Revenue recognized under such method accounted for approximately  72% and 68% of its total revenue for the years ended December 31, 2016 and 2015, respectively.

Under both cases, the risk of loss and/or title of goods passes to the customer at the time of delivery. The Company does not recognize any revenue for any sale arrangements that do not transfer title and/or risk of loss. The Company’s sales cutoff for both methods is evidenced by the receipt of goods delivery either signed by the shipping company or the customer acknowledging the receipt of goods. Such document is used as the proof of transfer of title and/or risk of loss.

Revenue is reported net of all value added taxes. The Company does not routinely permit customers to return products and historically, customer returns have been immaterial.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Cost of revenues also includes the cost of raw materials and utility purchased from related parties. Write-down of inventory for lower of cost or market adjustments is also recorded in cost of revenues.

Subsidy Income [Policy Text Block]
Subsidy Income

The Company periodically receives various government grants such as “High Technology Projects Subsidy” and “Scientific Research Grant”. There is no guarantee the Company will continue to receive such grants in the future.

Other Income [Policy Text Block]	Other Income Other income was primarily related to the consulting fee that the Company charged a third party using a Company’s patent in the production of doors with air treatment functionality.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The Company’s financial information is presented in U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is the RMB, the currency of the PRC.  Any subsidiary transactions, which are denominated in currencies other than RMB, are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of December 31, 2016 and December 31, 2015 were RMB 1 for $0.1440 and $0.1541, respectively. The average exchange rates for the years ended December 31, 2016 and 2015 were RMB 1 for $0.1506 and $0.1606, respectively.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (loss)

Comprehensive income (loss) consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholder’s equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from those subsidiaries not using the U.S. dollar as their functional currency.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the years ended December 31, 2016 and 2015. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2016 and 2015. All tax returns since the Company’s inception are subject to examination by tax authorities.

Value Added Tax [Policy Text Block]
Value Added Tax (“VAT”)

The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax office has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”), and SEC Staff Accounting Bulletin No. 98 (“SAB 98”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Statement Of Cash Flows [Policy Text Block]
Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets

Risks And Uncertainties [Policy Text Block]
Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Company does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In April 2016, FASB issued Accounting Standards Update No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments clarify the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Topic 606. Public entities should apply the amendments for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein (i.e., January 1, 2018, for a calendar year entity). Early application for public entities is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In May 2016, the FASB issued ASU 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients". The amendments, among other things: (1) clarify the objective of the collectability criterion for applying paragraph 606-10-25-7; (2) permit an entity to exclude amounts collected from customers for all sales (and other similar) taxes from the transaction price; (3) specify that the measurement date for noncash consideration is contract inception; (4) provide a practical expedient that permits an entity to reflect the aggregate effect of all modifications that occur before the beginning of the earliest period presented when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations; (5) clarify that a completed contract for purposes of transition is a contract for which all (or substantially all) of the revenue was recognized under legacy GAAP before the date of initial application, and (6) clarify that an entity that retrospectively applies the guidance in Topic 606 to each prior reporting period is not required to disclose the effect of the accounting change for the period of adoption. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In August 2016, the FASB has issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on the following eight specific cash flow issues: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; (3) Contingent Consideration Payments Made after a Business Combination; (4) Proceeds from the Settlement of Insurance Claims; (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned; (6) Life Insurance Policies; (7) Distributions Received from Equity Method Investees; (8) Beneficial Interests in Securitization Transactions; and Separately Identifiable Cash Flows and Application of the Predominance Principle. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In October 2016, the FASB has issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The amendments require an entity to recognize income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs and remove the exception to postpone recognition until the asset has been sold to an outside party. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In October 2016, the FASB has issued ASU No. 2016-17, Consolidation (Topic 810): Interest Held through Related Parties That Are under Common Control, to provide guidance on the evaluation of whether a reporting entity is the primary beneficiary of a VIE by amending how a reporting entity, that is a single decision maker of a VIE, treats indirect interests in that entity held through related parties that are under common control. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In November 2016, the FASB has issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. ASU 2016-18 will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.